SEGMENTED INFORMATION - Schedule of Adjusted EBITDA and Funds From Operations (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenues		$ 1,710	$ 1,692	$ 3,224	$ 3,272
Other income		246	62	384	232
Direct operating costs	[1]	(783)	(699)	(1,562)	(1,374)
Share of revenue, other income and direct operating costs from equity-accounted investments		113	191	237	306
Management service costs		(77)	(56)	(150)	(105)
Interest expense		(658)	(624)	(1,297)	(1,233)
Current income tax		46	16	34	57
Preferred limited partners equity		(8)	(9)	(15)	(17)
Preferred equity		(8)	(7)	(16)	(14)
Perpetual subordinated notes		(10)	(10)	(20)	(20)
Share of interest and cash taxes from equity-accounted investments		(20)	(31)	(46)	(64)
Share of Funds From Operations attributable to non-controlling interests		(130)	(154)	23	(354)
Depreciation		(558)	(609)	(1,106)	(1,192)
Foreign exchange and financial instrument gain		4	255	224	504
Deferred income tax recovery		(41)	181	6	226
Other		(221)	(61)	(405)	(322)
Share of losses from equity-accounted investments		(48)	(217)	(125)	(315)
Net income (loss) attributable to non-controlling interests		230	(32)	168	104
Net loss attributable to Unitholders		(213)	(112)	(442)	(309)
Share of earnings (losses) from equity-accounted investments		45	(57)	66	(73)
Hydroelectric
Disclosure of operating segments [line items]
Revenues		886	720	1,598	1,428
Wind
Disclosure of operating segments [line items]
Revenues		349	435	739	877
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		316	338	595	636
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		159	199	292	331
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		1,018	974	1,957	1,831
Other income		294	133	602	318
Direct operating costs		(481)	(407)	(972)	(824)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		831	700	1,587	1,325
Management service costs		(77)	(56)	(150)	(105)
Interest expense		(274)	(238)	(549)	(453)
Current income tax		(33)	(9)	(41)	(30)
Preferred limited partners equity		(8)	(9)	(15)	(17)
Preferred equity		(8)	(7)	(16)	(14)
Perpetual subordinated notes		(10)	(10)	(20)	(20)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		421	371	796	686
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		329	344	630	632
Other income		170	4	247	23
Direct operating costs		(142)	(121)	(299)	(256)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		357	227	578	399
Management service costs		0	0	0	0
Interest expense		(66)	(68)	(136)	(135)
Current income tax		(12)	(1)	(12)	(3)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		279	158	430	261
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		55	52	121	100
Other income		3	2	5	5
Direct operating costs		(20)	(17)	(37)	(32)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		38	37	89	73
Management service costs		0	0	0	0
Interest expense		(1)	(3)	(3)	(6)
Current income tax		(2)	(1)	(5)	(4)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		35	33	81	63
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		159	61	277	138
Other income		2	1	2	1
Direct operating costs		(68)	(25)	(117)	(49)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		93	37	162	90
Management service costs		0	0	0	0
Interest expense		(65)	(22)	(120)	(39)
Current income tax		(6)	(1)	(7)	(7)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		22	14	35	44
Attributable to Unitholders | Wind
Disclosure of operating segments [line items]
Revenues		141	146	301	311
Other income		9	38	75	65
Direct operating costs		(62)	(58)	(125)	(121)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		88	126	251	255
Management service costs		0	0	0	0
Interest expense		(36)	(41)	(75)	(80)
Current income tax		(2)	(1)	(7)	(5)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		50	84	169	170
Attributable to Unitholders | Utility-scale solar
Disclosure of operating segments [line items]
Revenues		137	126	234	222
Other income		52	49	150	79
Direct operating costs		(33)	(40)	(71)	(71)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		156	135	313	230
Management service costs		0	0	0	0
Interest expense		(32)	(33)	(65)	(63)
Current income tax		(8)	(2)	(6)	(4)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		116	100	242	163
Attributable to Unitholders | Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		44	67	88	120
Other income		23	11	41	104
Direct operating costs		(20)	(21)	(45)	(45)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		47	57	84	179
Management service costs		0	0	0	0
Interest expense		(6)	(13)	(15)	(20)
Current income tax		(1)	0	(1)	(1)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		40	44	68	158
Attributable to Unitholders | Sustainable solutions
Disclosure of operating segments [line items]
Revenues		153	178	306	308
Other income		22	21	39	27
Direct operating costs		(123)	(114)	(252)	(228)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		52	85	93	107
Management service costs		0	0	0	0
Interest expense		(6)	(8)	(16)	(16)
Current income tax		(2)	(3)	(3)	(5)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		44	74	74	86
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		13	7	43	14
Direct operating costs		(13)	(11)	(26)	(22)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		0	(4)	17	(8)
Management service costs		(77)	(56)	(150)	(105)
Interest expense		(62)	(50)	(119)	(94)
Current income tax		0	0	0	(1)
Preferred limited partners equity		(8)	(9)	(15)	(17)
Preferred equity		(8)	(7)	(16)	(14)
Perpetual subordinated notes		(10)	(10)	(20)	(20)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		(165)	(136)	(303)	(259)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(221)	(269)	(468)	(491)
Other income		(28)	(68)	(63)	(98)
Direct operating costs		136	150	294	293
Share of revenue, other income and direct operating costs from equity-accounted investments		113	187	237	296
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		19	24	41	45
Current income tax		1	3	5	9
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		(20)	(27)	(46)	(54)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Attributable to non- controlling interests and other(4)
Disclosure of operating segments [line items]
Revenues		913	987	1,735	1,932
Other income		(20)	(3)	(155)	12
Direct operating costs		(438)	(442)	(884)	(843)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	4	0	10
Adjusted EBITDA		455	546	696	1,111
Management service costs		0	0	0	0
Interest expense		(403)	(410)	(789)	(825)
Current income tax		78	22	70	78
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	(4)	0	(10)
Share of Funds From Operations attributable to non-controlling interests		(130)	(154)	23	(354)
Funds From Operations		0	0	0	0
Participating non-controlling interests – in operating subsidiaries
Disclosure of operating segments [line items]
Non-controlling interests		$ (100)	$ 186	$ (191)	$ 250

[1]	Direct operating costs exclude depreciation expense disclosed below.